Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

The following table provides information regarding the compensation paid to our principal executive officer (or PEO) and non-PEO NEOs for the fiscal years ended March 31, 2024, 2023, 2022, and 2021, and certain measures of Company performance for such periods. We are using management reporting non-GAAP net revenue as the Company Selected Measure.

	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (In Millions) ($)	Non- GAAP Net Revenue (In Millions)(5) ($)
Year					Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(4) ($)
(A)	(B)	(C)	(D)	(E)	(F)	(G)	(H)	(I)
2024	25,643,093	24,758,368	6,883,584	8,222,584	135	206	1,273	7,430
2023	20,659,002	9,942,539	8,383,839	3,432,972	122	166	802	7,341
2022	19,858,539	9,862,702	9,279,183	5,423,948	127	183	789	7,515
2021	39,165,820	43,921,635	10,591,829	13,798,185	135	170	837	6,190

Company Selected Measure Name	Non-GAAP Net Revenue
Named Executive Officers, Footnote [Text Block]
(1)	The named executive officers for each applicable year are:

Year	PEO	Non-PEO NEOs
2024	Andrew Wilson	Laura Miele, Stuart Canfield, Mala Singh, Jake Schatz, Chris Suh.
2023	Andrew Wilson	Laura Miele, Chris Suh, Chris Bruzzo, Mala Singh, Kenneth Moss.
2022	Andrew Wilson	Laura Miele, Chris Suh, Kenneth Moss, Chris Bruzzo, Blake Jorgensen.
2021	Andrew Wilson	Laura Miele, Kenneth Moss, Chris Bruzzo, Blake Jorgensen.

Peer Group Issuers, Footnote [Text Block]
(4)	The peer group used for relative TSR is the RDG Technology Composite Index which is the same peer group the Company uses for its Item 201(e) of Regulation S-K disclosure, assuming an initial fixed $100 investment on March 31, 2020.

PEO Total Compensation Amount	$ 25,643,093	$ 20,659,002	$ 19,858,539	$ 39,165,820
PEO Actually Paid Compensation Amount	$ 24,758,368	9,942,539	9,862,702	43,921,635
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The amounts reported in this column represent “compensation actually paid” to our PEO and other NEOs (on average), as calculated in accordance with Item 402(v) of Regulation S-K. To determine “compensation actually paid,” the amounts reported in the “Total” column of the Summary Compensation Table for the applicable year were adjusted as follows:

Year	Executives	Summary Compensation Table Total ($)	Deduct Summary Compensation Table Stock Awards ($)	Add Year-End Value of Unvested Equity Granted in Year ($)	Add Change in Value of Unvested Awards Granted in Prior Years ($)	Add Change in Value of Vested Equity Granted in Prior Years ($)	Compensation Actually Paid ($)
2024	PEO	25,643,093	20,391,283	19,767,621	(702,100)	441,037	24,758,368
	Non-PEO NEOs*	6,883,584	5,612,847	5,022,439	934,044	995,364	8,222,584
*	Presented on an averaged basis

Non-PEO NEO Average Total Compensation Amount	$ 6,883,584	8,383,839	9,279,183	10,591,829
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,222,584	3,432,972	5,423,948	13,798,185
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The amounts reported in this column represent “compensation actually paid” to our PEO and other NEOs (on average), as calculated in accordance with Item 402(v) of Regulation S-K. To determine “compensation actually paid,” the amounts reported in the “Total” column of the Summary Compensation Table for the applicable year were adjusted as follows:

Year	Executives	Summary Compensation Table Total ($)	Deduct Summary Compensation Table Stock Awards ($)	Add Year-End Value of Unvested Equity Granted in Year ($)	Add Change in Value of Unvested Awards Granted in Prior Years ($)	Add Change in Value of Vested Equity Granted in Prior Years ($)	Compensation Actually Paid ($)
2024	PEO	25,643,093	20,391,283	19,767,621	(702,100)	441,037	24,758,368
	Non-PEO NEOs*	6,883,584	5,612,847	5,022,439	934,044	995,364	8,222,584
*	Presented on an averaged basis

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship between “Compensation Actually Paid” and TSR
Compensation Actually Paid vs. Net Income [Text Block]	Relationship between “Compensation Actually Paid” and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship between “Compensation Actually Paid” and Non-GAAP Net Revenue
Tabular List [Table Text Block]

Most Important Performance Measures

The performance measures identified below represent the measures the Company considers the most important in its executive compensation program linking pay to performance for fiscal year 2024. The use of each measure is discussed in the Compensation Discussion and Analysis—Our NEOs’ Fiscal Year 2024 Compensation.

Most Important Performance Measures
Non-GAAP Net Revenue*
Non-GAAP Earnings Per Share*
Non-GAAP Operating Income*
*	Appendix A to this Proxy Statement provides a reconciliation between our non-GAAP financial measures and our audited financial statements.

Total Shareholder Return Amount	$ 135	122	127	135
Peer Group Total Shareholder Return Amount	206	166	183	170
Net Income (Loss) Attributable to Parent	$ 1,273,000,000	$ 802,000,000	$ 789,000,000	$ 837,000,000
Company Selected Measure Amount	7,430,000,000	7,341,000,000	7,515,000,000	6,190,000,000
PEO Name	Andrew Wilson	Andrew Wilson	Andrew Wilson	Andrew Wilson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Net Revenue*
Non-GAAP Measure Description [Text Block]
(5)	We identified Non-GAAP Net Revenue as our Company-Selected Measure. Additional information regarding use of non-GAAP measures and reconciliations to the most direct comparable GAAP measures can be found on Appendix A in the proxy statement for the fiscal year to which the non-GAAP measure relates.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Earnings Per Share*
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income*
Peo Deduct Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 20,391,283
Peo Add Year End Value Of Unvested Equity Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,767,621
Peo Add Change In Value Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(702,100)
Peo Add Change In Value Of Vested Equity Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	441,037
Non P E O N E O Deduct Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,612,847
Non P E O N E O Add Year End Value Of Unvested Equity Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,022,439
Non P E O N E O Add Change In Value Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	934,044
Non P E O N E O Add Change In Value Of Vested Equity Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 995,364